Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31, 2022	December 31, 2021
Advances to suppliers	$790	$827
Prepaid expenses	7,807	8,927
Government institutions	7,401	1,662
Other	1,087	1,402
	$17,085	$12,818